Consolidated Statements Of Redeemable Convertible Preferred Stock And Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, except Per Share data		6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 Common Stock [Member]	Dec. 31, 2008 Series A Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2008 Series A-1 Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2009 Series B Redeemable Convertible Preferred Stock [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Stock [Member]
Stock issued, issuance costs		$ 2,915	$ 53	$ 54	$ 1,441	$ 20
Initial public offer,issue price	$ 19